FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL EXPENSES
Schedule of analysis of financial expenses

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2024	2023	2022

Commission expenses due to early collection of credit card receivables	(4,453,460)	(2,636,717)	(1,907,062)
Interest expenses on purchases	(2,349,292)	(1,558,573)	(481,418)
Foreign currency exchange losses	(320,665)	(1,146,474)	(1,118,473)
Interest expenses on bank borrowings	(304,102)	(319,330)	(142,508)
Interest expenses on lease liabilities	(212,681)	(111,201)	(185,336)
Fair value losses on financial assets measured at fair value (Note 4)	—	—	(230,059)
Other	(20,114)	(17,373)	(3,257)

	(7,660,314)	(5,789,668)	(4,068,113)